Note 4 - Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Note 4 - Loans (Details) [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 4,969,000		$ 9,854,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	312,000		618,000
Impaired Financing Receivable, Recorded Investment	3,892,000	[1]	7,937,000	[1]
Financing Receivable, Individually Evaluated for Impairment	3,892,000		7,937,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	[2]	0	[2]
Financing Receivable, Modifications, Recorded Investment	3,900,000		4,600,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	38,000		27,000
Impaired Financing Receivable, Interest Income, Accrual Method	12,000		25,000
Financing Receivable, Modifications, Number of Contracts	4
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,100,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
Threshold for Impairment Evaluation	250,000
Interest Income Restructured Terms [Member]
Note 4 - Loans (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Accrual Method	11,000		27,000
Non-Accrual [Member]
Note 4 - Loans (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Financing Receivable, Modifications, Post-Modification Recorded Investment	225,000
Including Non-Accrual Loans and TDRs [Member]
Note 4 - Loans (Details) [Line Items]
Impaired Financing Receivable, Recorded Investment	5,600,000		10,300,000
Performing Financing Receivable [Member]
Note 4 - Loans (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 613,000		$ 405,000

[1]	mpaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.
[2]	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.